Stockholders' (Deficit) Equity and Stock-Based Compensation - RSU activity and related information (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Unvested beginning of period (in shares)	542,396
Granted (in shares)	99,474
Vested (in shares)	(362,799)
Forfeited (in shares)	(14,111)
Unvested end of period (in shares)	264,960	542,396
Weighted Average Grant Date Fair Value per Share
Unvested beginning of period (in dollars per share)	$ 2.87
Granted (in dollars per share)	16.90
vested ( in dollars per share )	6.76
Forfeited (in dollars per share)	3.01
Unvested end of period (in dollars per share)	$ 2.79	$ 2.87
Unvested restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)	3 years
Weighted Average Grant Date Fair Value per Share
Shares withheld for taxes	98,036
Unrecognized stock-based compensation related to unvested RSUs	$ 0.5
Weighted-average period over which unamortized stock-based compensation expense will recognized (in years)	1 year 2 months 23 days
2022 Omnibus Plan | Unvested restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)		3 years
Number of Shares
Unvested beginning of period (in shares)	542,396	352,764
Granted (in shares)		329,249	377,614
Vested (in shares)		(111,084)
Forfeited (in shares)		(28,533)	(24,850)
Unvested end of period (in shares)		542,396	352,764
Weighted Average Grant Date Fair Value per Share
Unvested beginning of period (in dollars per share)	$ 2.87	$ 1.67
Granted (in dollars per share)		3.70	$ 1.67
vested ( in dollars per share )		1.67
Forfeited (in dollars per share)		2.26	1.62
Unvested end of period (in dollars per share)		$ 2.87	$ 1.67
Shares withheld for taxes		20,992
Unrecognized stock-based compensation related to unvested RSUs		$ 1.0
Weighted-average period over which unamortized stock-based compensation expense will recognized (in years)		1 year 7 months 28 days